Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounting Estimates and Judgements
39	ACCOUNTING ESTIMATES AND JUDGEMENTS
Key sources of estimation uncertainty
Key sources of estimation uncertainty are as follows:
Impairment losses of accounts receivable
The impairment loss allowance of accounts receivable is based on assumptions about risk of default and expected loss rates. The Group assesses these assumptions and selects the inputs to the impairment calculation, based on the Group’s past history, existing market conditions as well as forward looking estimates at each balance sheet date.
Amortization of contract cost
Certain costs incurred to obtain contracts are deferred and recognized as assets on the Group’s consolidated balance sheets. Such assets should be amortized on a systematic basis consistent with the pattern of the transfer of the goods or services to which the asset relates. The Group determines the amortization periods for these assets as the expected duration of the customer contract, which is consistent with the recognition of revenue from the products and services to which the assets relate. The amortization period is updated if there is a significant change in the Group’s expected duration of the customer contract.
Depreciation
Depreciation is calculated to write off the cost of items of property, plant and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. The Group reviews the estimated useful lives and residual values of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting period. The useful lives and residual values are determined based on the Group’s historical experience with similar assets and take into account anticipated technological changes. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.

Taxation
The Group is subject to income taxes mainly in Mainland China and Hong Kong. Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
For temporary differences which give rise to deferred tax assets, the Group assesses the likelihood that the deferred tax assets could be recovered. Deferred tax assets are recognized based on the Group’s estimates and assumptions that they will be recovered from taxable income arising from continuing operations in the foreseeable future.

Impairment of property, plant and equipment, goodwill,
right-of-use
assets, other intangible assets and investments accounted for using the equity method
The Group’s property, plant and equipment comprise a significant portion of the Group’s total assets. Changes in technology or industry conditions may cause the estimated period of use or the value of these assets to change. Property, plant and equipment, right-of-use
assets, other intangible assets subject to amortization and investments accounted for using the equity method, are reviewed at least annually to determine whether there is any indication of impairment. The recoverable amount is estimated whenever events or changes in circumstances have indicated that their carrying amounts may not be recoverable. In addition, for goodwill and other intangible assets with indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.
The recoverable amount of an asset is the greater of its fair value less costs of disposal and VIU. In assessing VIU, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, which requires significant judgement relating to level of revenue and amount of operating costs. The Group uses all readily available information in determining an amount that is a reasonable estimation of the recoverable amount, including estimates based on reasonable and supportable assumptions and projections of revenue and operating costs. Changes in these estimates could have a significant impact on the carrying value of the assets and could result in further impairment charge or reversal of impairment in future periods. Additional information for the impairment assessment of property, plant and equipment, goodwill and investments accounted for using the equity method is disclosed in notes 15, 19 and 21, respectively.